Accounts Receivable, Net (Details Narrative)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 CNY (¥)
Provision for bad debt	$ 90,077	$ (5,356)	$ 43,987
Allowance for doubtful accounts	128,106	40,012
Accounts receivable related parties	5,164,380	$ 5,641,501
Linshui and Dogness Newwork [Member]
Accounts receivable related parties	244,764
Third Party Customers [Member]
Accounts receivable related parties	$ 3,900,000
Third Party Customers [Member] | RMB [Member]
Accounts receivable related parties | ¥				¥ 27,000,000
Accounts Receivable [Member]
Concentration risk, percentage	76.00%